ASSET RETIREMENT OBLIGATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Asset Retirement Obligation [Abstract]
Asset retirement obligation

Activity related to the Company’s asset retirement obligations is as follows (in thousands):

Six Months Ended June 30, 2020
Balance at the beginning of the period *	$2,099
Accretion expense	146
Liabilities settled	(42)
Changes in estimates	(230)
Balance at end of period	$1,973

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*	Includes $225,000 of current asset retirement obligations at December 31, 2019. There were no obligations due within the 12 months from June 30, 2020.

Activity related to the Company’s asset retirement obligations is as follows for the year ended December 31, 2019 (in thousands):

2019
Balance at the beginning of the period(1)	$2,571
Accretion expense	289
Obligations incurred for acquisition	54
Liabilities settled	(120)
Changes in estimates	(695)
Balance at end of period(2)	$2,099

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(1)	Includes $119,000 of current asset retirement obligations at December 31, 2018.
(2)	Includes $225,000 of current asset retirement obligations at December 31, 2019.